Document and Entity Information	Dec. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2024
Entity File Number	000-56115
Entity Registrant Name	Woodbridge Liquidation Trust
Entity Central Index Key	0001785494
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-7730868
Entity Address, Address Line One	201 N. Brand Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	310
Local Phone Number	765-1550
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false